Mineral Property, Pland and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Pland and Equipment

8.	MINERAL PROPERTY, PLANT AND EQUIPMENT

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2016	$983.6	$1,343.0	$66.2	$285.3	$2,678.1
Additions	66.4	56.7	14.3	41.6	179.0
Acquisition of Richmont Mines (note 5)	55.7	718.6	—	—	774.3
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2017	$1,103.0	$2,118.3	$80.5	$326.9	$3,628.7
Additions	123.4	73.4	15.3	14.4	226.5
Transfer (i)	—	98.6	—	(98.6)	—
Disposals	(8.8)	—	—	—	(8.8)
At December 31, 2018	$1,217.6	$2,290.3	$95.8	$242.7	$3,846.4

Accumulated amortization and impairment charges
At December 31, 2016	$273.4	$475.1	$5.1	$6.3	$759.9
Amortization	61.6	54.9	—	—	116.5
Disposals	(1.1)	—	—	—	(1.1)
At December 31, 2017	$333.9	$530.0	$5.1	$6.3	$875.3
Amortization	72.4	88.1	—	—	160.5
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2018	$403.6	$618.1	$5.1	$6.3	$1,033.1

Net carrying value
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4
At December 31, 2018	$814.0	$1,672.2	$90.7	$236.4	$2,813.3
The net carrying values by segment (note 15) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$608.9	$744.7	$90.7	—	$1,444.3
Mulatos	115.6	95.8	—	—	211.4
Island Gold	79.5	720.6	—	—	800.1
El Chanate	1.5	0.8	—	—	2.3
Kirazlı (i)	3.2	110.3	—	—	113.5
Corporate and other	5.3	—	—	236.4	241.7
At December 31, 2018	$814.0	$1,672.2	$90.7	$236.4	$2,813.3

Young-Davidson	$589.5	$767.1	$75.4	—	$1,432.0
Mulatos	112.9	99.1	—	—	212.0
Island Gold	54.8	720.1	—	—	774.9
El Chanate	4.1	2.0	—	—	6.1
Corporate and other	7.8	—	—	320.6	328.4
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4

(i) Kirazlı Project
On July 25, 2018, the Company received the GSM (Business Opening and Operation) permit. With receipt of the permit, the costs associated with Kirazlı were transferred from the exploration and evaluation category to the depletable category.
Other
The carrying value of construction in progress at December 31, 2018 was $120.7 million (December 31, 2017 - $64.4 million).